Current and Deferred Income Tax (ISR): Reconciliation between the statutory and effective income tax rates (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax incurred and deferred:
Consolidated income before provision for IT	$ 14,958,942	$ 20,372,893	$ 14,620,087
Net income before taxes of Airplan and Aerostar	(2,191,341)	(2,973,374)	(2,422,843)
Net income before taxes of subsidiaries in Mexico not subject to IT	8,593	(208,292)	(151,574)
Income before provisions for income taxes	$ 12,776,194	$ 17,191,226	$ 12,045,670
Statutory IT rate	30.00%	30.00%	30.00%
IT that would result from applying the IT rate to book profit before income taxes	$ 3,832,858	$ 5,157,368	$ 3,613,701
Non-deductible items and other permanent differences	183,129	311,916	229,972
Annual adjustment for tax inflation	(20,506)	(134,548)	(100,820)
Accounting disconnect inflation	(244,553)	(278,647)	(254,084)
Income Tax (ISR) on Undistributed Earnings from Investments in Airplan, ASUR US Commercial (ASUR US), and Aerostar, arising from Dividend decrees recognized at Cancn Airport	(225,056)	710,991
IT provision	$ 4,034,245	$ 6,342,455	$ 3,944,143
Effective IT rate	32.00%	37.00%	33.00%
Puerto Rico (Aerostar)
Income tax incurred and deferred:
Statutory IT rate	10.00%	10.00%	10.00%
Effect by difference in rate of IT	$ 61,412	$ (87,398)	$ 37,058
IT provision	$ 61,412	$ (87,398)	$ 37,058
Colombia (Airplan)
Income tax incurred and deferred:
Statutory IT rate	35.00%	35.00%	35.00%
Effect by difference in rate of IT	$ 446,961	$ 662,773	$ 418,316
IT provision	$ 446,961	$ 662,773	$ 418,316